Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	2023	2022
Cash and bank deposits	287,879	121,660
Cash equivalents	36,049	47,375
Total	323,928	169,035

Schedule of breakdown of cash equivalents

	2023	2022
Local currency
Private bonds	-	10
Automatic deposits	36,049	47,334
Total local currency	36,049	47,344

Foreign currency
Private bonds	-	31
Total foreign currency	-	31

Total	36,049	47,375